Note 22 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ (1,079)	$ 25,115
Reclassification to Interest and finance costs		8,155	(1,642)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		1,272	54
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		31	31
Total		(7,566)	28,814
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(8,155)	1,642
Total		(7,566)	28,814
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		(5,967)	26,236
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		20,316	3,743
Interest rate caps (excluded component) (1)	[1]	(15,063)	(2,892)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		1,272	54
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 31	$ 31

[1]	Excluded component represents interest rate caps instruments time value.